SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

19. SEGMENT INFORMATION

        The Company primarily operates in a single reportable business segment that includes the design, development and manufacture of solar power products.

        The following table summarizes the Company's net revenues generated from different geographic locations. The information presented below is based on the location of customer's headquarters:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Europe:
—Germany	272,744,921	623,375,655	795,265,303
—Spain	62,109,973	251,777,174	203,266,238
—Czech	151,342,770	102,194,745	8,421,667
—Italy	12,122,345	185,170,195	126,607,507
—Others	24,767,310	30,930,744	99,639,975

Europe Total	523,087,319	1,193,448,513	1,233,200,690

America:
—United States	35,899,850	92,707,388	192,380,838
—Canada	1,007,893	22,986,724	142,537,868

America Total	36,907,743	115,694,112	334,918,706

Asia and other regions:
—China	25,915,331	45,482,615	128,856,693
—India	—	—	59,809,538
—Japan	1,885,530	32,667,658	97,550,677
—Others	43,165,242	108,216,158	44,585,802

Asia Total	70,966,103	186,366,431	330,802,710

Total net revenues	630,961,165	1,495,509,056	1,898,922,106

        Substantially all of the Company's long-lived assets are located in the PRC.

        The following table summarizes the Company's revenues generated from each product:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Modules	622,663,878	1,400,939,585	1,683,121,020
Solar system kits	—	78,028,704	95,787,118
EPC service	—	—	110,992,742
Others	8,297,287	16,540,767	9,021,226

Total net revenues	630,961,165	1,495,509,056	1,898,922,106